PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 49,011	$ 125,631	$ 252,882	$ 253,997	$ 162,333